RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2024
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

34.RELATED PARTY DISCLOSURES

Save as the amounts due from / to related parties disclosed in Note 19, the related party transactions are detailed as below:

(A)Related party transactions

During the years ended December 31, 2022, 2023 and 2024, the Group has entered into the following transactions with related parties:

Purchase of goods/services from related parties

Relationship	Nature of transaction	2022	2023	2024
		USD’000	USD’000	USD’000
Related companies controlled by the Controlling Shareholders	Purchase of condiment products and instant hot pot products	12,057	13,712	16,576
Related companies controlled by the Controlling Shareholders	Interest expenses	3,829	—	—
Related companies controlled by the Controlling Shareholders	Office expenses charges	245	—	—

Income from related parties

Relationship	Nature of transaction	2022	2023	2024
		USD’000	USD’000	USD’000
Related companies controlled by the Controlling Shareholders	Interest income	224	—	—

The Group is licensed by Sichuan Haidilao Catering Co., Ltd., a company controlled by the Controlling Shareholders, to use the trademark on a royalty-free basis.

The Group owns the proprietary rights to the formulas of Super Hi Customized Products (the “Condiments Formulae”) in regions other than mainland China, Hong Kong, Macau and Taiwan regions and licenses the Condiments Formulae to Yihai International Holding Ltd. and its subsidiaries (companies controlled by the Controlling Shareholders) and its contracted manufacturers to use for production on a royalty-free basis.

Disposal of a subsidiary

Relationship	Nature of transaction	2022	2023	2024
		USD’000	USD’000	USD’000
Related companies controlled by the Controlling Shareholders	Disposal of a subsidiary	—	605	—

On October 31, 2023 the Group disposed all its equity interest in a wholly owned subsidiary, JAPAN HAI Co., Ltd to Newpai for a cash consideration of JPY2.6 billion (equivalent to USD17.4 million). Details of assets and liabilities disposed of, and the calculation of the loss on disposal are disclosed in Note 39.

(B)Remuneration of key management personnel of the Group

	2022	2023	2024
	USD’000	USD’000	USD’000
Directors’ fee	—	180	215
Short-term employee benefits	1,348	1,324	1,554
Performance related bonuses	263	1,464	1,616
Retirement benefit scheme contributions	10	74	96
	1,621	3,042	3,481